Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of disaggregated information of revenues [Abstract]
Online music education academy subscription	$ 4,453,957
Online concert subscription	2,330,000
Total revenue	$ 6,783,957